Note 4 - Equity - Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 26, 2024
Share Price (in dollars per share)			$ 100
Warrant [Member] | Black-Scholes Model [Member] | Minimum [Member]
Share Price (in dollars per share)	$ 0	$ 2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate		4.04%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		104.00%
Warrant [Member] | Black-Scholes Model [Member] | Maximum [Member]
Share Price (in dollars per share)		$ 5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate		4.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		119.00%
Share-Based Payment Arrangement, Option [Member] | Black-Scholes Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	6 years 3 months
Share-Based Payment Arrangement, Option [Member] | Black-Scholes Model [Member] | Minimum [Member]
Share Price (in dollars per share)	$ 1.99
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate	4.17%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	110.00%
Share-Based Payment Arrangement, Option [Member] | Black-Scholes Model [Member] | Maximum [Member]
Share Price (in dollars per share)	$ 56.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate	4.39%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	138.00%